CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN PARTNERS' CAPITAL (USD $)	Total	January issuance of common units	May issuance of additional common units	Common units	Common units January issuance of common units	Common units May issuance of additional common units	Limited Partner Interest
Balance at Dec. 31, 2012	$ 980,766,000						$ 980,800,000
Increase (Decrease) in Stockholders' Equity
Net income attributable to period from January 1, 2013 through January 22, 2013	77,800,000						77,800,000
Share-based compensation - affiliates attributable to the period from January 1, 2013 through January 22, 2013	800,000						800,000
Distributions to affiliates, net	(150,000,000)						(150,000,000)
Conversion of limited partner interest to common units and general partner interest				909,400,000			(909,400,000)
Conversion of limited partner interest to common units and general partner interest (in units)				147,600,000
Issuance of common units to public, net of offering costs		653,600,000	393,600,000		653,600,000	393,600,000
Issuance of common units to public, net of offering costs (in units)						13,209,236
Distributions to affiliates, net	(85,100,000)			(85,100,000)
May redemption of common units from CVR Refining Holdings, LLC			(394,000,000)	(394,000,000)
May redemption of common units from CVR Refining Holdings, LLC (in units)				(13,209,236)
Share-based compensation - affiliates	5,300,000			5,300,000
Cash distributions to common unitholders - Affiliates	(195,900,000)			(195,900,000)
Cash distributions to common unitholders - Non-affiliates	(37,300,000)			(37,300,000)
Net income attributable to the period from January 23, 2013 through June 30, 2013	536,800,000			536,800,000
Balance at Jun. 30, 2013	$ 1,786,400,000			$ 1,786,400,000
Balance (in units) at Jun. 30, 2013	147,600,000			147,600,000